UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Income Securities Trust

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 60.70%					$157,951,267
(Cost $157,489,372)

Advertising 0.19%					486,250

R.H. Donnelley Corp.,
Sr Disc Note Ser A-1	6.875	01-15-13	B	200	194,500
Sr Disc Note Ser A-2	6.875	01-15-13	B	300	291,750

Aerospace & Defense 0.09%					247,800

TransDigm, Inc.,
Sr Sub Note (S)	7.750	07-15-14	B-	240	247,800

Agricultural Products 0.17%					455,625

Chaoda Modern Agriculture (Holdings) Ltd.,
Gtd Sr Note (Cayman Islands) (S)	7.750	02-08-10	BB	450	455,625

Airlines 0.36%					944,646

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1 Class A	6.545	02-02-19	A-	362	376,871
Pass Thru Ctf Ser 2000-2
Class B (L)	8.307	10-02-19	BB-	406	422,996
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	B+	144	144,779

Apparel, Accessories & Luxury Goods 0.09%					224,125

Hanesbrands, Inc.,
Sr Note (P)(S)	8.735	12-15-14	B-	220	224,125

Auto Parts & Equipment 0.08%					204,000

Avis Budget Car Rental LLC,
Sr Note (S)	7.625	05-15-14	BB-	200	204,000

Broadcasting & Cable TV 0.48%					1,255,124

Comcast Corp.,
Gtd Note	5.900	03-15-16	BBB+	450	457,799
Nexstar Finance, Inc.,
Sr Sub Note	7.000	01-15-14	CCC+	340	326,400
Rogers Cable, Inc.,
Sr Sec Note (Canada)	6.750	03-15-15	BB+	455	470,925

Casinos & Gaming 2.45%					6,366,495

Chukchansi Economic Development Auth,
Sr Note (S)	8.000	11-15-13	BB-	460	475,525
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B-	500	511,250
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	500	515,000
Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB-	285	274,372

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

MTR Gaming Group, Inc.,
Gtd Sr Sub Note	9.000	06-01-12	B-	220	228,800
Pokagon Gaming Auth,
Sr Note (S)	10.375	06-15-14	B	215	237,038
Seminole Hard Rock Entertainment,
Sr Sec Note (P)(S)	7.848	03-15-14	BB	500	510,000
Seminole Tribe of Florida,
Bond (S)	6.535	10-01-20	BBB-	650	638,651
Seneca Gaming Corp.,
Sr Note	7.250	05-01-12	BB	875	880,469
Turning Stone Casino Resort Enterprise,
Sr Note (S)	9.125	09-15-14	B+	1,540	1,582,350
Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	BB-	484	513,040

Commodity Chemicals 0.28%					741,025

Lyondell Chemical Co.,
Gtd Sr Sub Note	10.875	05-01-09	B	500	502,500
Sterling Chemicals, Inc.,
Sr Sec Note (S)	10.250	04-01-15	B-	235	238,525

Construction & Farm Machinery & Heavy Trucks 0.20%					510,000

Manitowoc Co., Inc. (The),
Gtd Sr Note	7.125	11-01-13	BB-	500	510,000

Consumer Finance 2.29%					5,971,222

American Express Co.,
Sub Deb	6.800	09-01-66	A-	545	580,394
Capital One Capital III,
Gtd Jr Sub Note	7.686	08-15-36	BBB-	430	461,356
Capital One Capital IV,
Gtd Sub Bond	6.745	02-17-37	BBB-	355	340,114
Ford Motor Credit Co.,
Note	7.375	10-28-09	B	1,625	1,622,013
Sr Note	9.875	08-10-11	B	295	312,406
Sr Note	8.000	12-15-16	B	140	134,714
General Motors Acceptance Corp.,
Note	6.750	12-01-14	BB+	550	540,701
Sr Note	6.000	12-15-11	BB+	465	451,008
HSBC Finance Capital Trust IX,
Gtd Note (5.911% to 11-30-15 then
variable)	5.911	11-30-35	A	800	794,109
Nelnet, Inc.,
Note	7.400	09-29-36	BBB-	715	734,407

Department Stores 0.27%					716,383

Penney J.C. Co., Inc.,
Deb	8.125	04-01-27	BBB-	215	221,097
Deb	7.650	08-15-16	BBB-	445	495,286

Diversified Banks 2.48%					6,457,459

Banco Macro SA,
Note (Argentina) (S)	8.500	02-01-17	B2	495	490,050

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

Banco Mercantil del Norte SA,
Sub Note (Mexico) (S)	6.862	10-13-21	Baa2	685	698,494
Bank of New York,
Cap Security (S)	7.780	12-01-26	A-	650	675,897
Barclays Bank Plc,
Perpetual Bond (6.860% to
06-15-32 then variable) (United
Kingdom) (S)	6.860	09-29-49	A+	1,655	1,755,892
Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to
04-15-15 then variable)
(Japan) (L)(S)	5.506	12-15-49	Baa1	940	907,812
Lloyds TSB Group Plc,
Bond (United Kingdom) (S)	6.267	11-14-49	A	730	717,418
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to
09-30-31 then variable) (United
Kingdom)	7.648	08-29-49	A	650	752,172
Societe Generale
Sub Note (France) (N)(S)	5.922	04-05-49	A+	460	459,724

Diversified Chemicals 1.03%					2,673,725

Mosiac Co., (The),
Sr Note (S)	7.625	12-01-16	BB-	290	305,950
Sr Note (S)	7.375	12-01-14	BB-	290	302,325
NOVA Chemicals Corp.
Med Term Note (Canada)	7.400	04-01-09	B+	2,045	2,065,450

Diversified Commercial & Professional Services 0.38%					988,922

ARAMARK Corp.
Sr Note (S)	8.500	02-01-15	B-	190	197,600
Hutchison Whampoa International Ltd.,
Gtd Sr Note (Cayman Islands) (S)	6.500	02-13-13	A-	750	791,322

Diversified Financial Services 1.43%					3,722,474

Buffalo Thunder Development Auth,
Sr Sec Note (S)	9.375	12-15-14	B	505	515,100
C8 Capital SPV Ltd.,
Perpetual Note (6.640% to
12-31-14 then variable)
(Mexico) (S)	6.640	12-31-49	BBB-	685	676,780
Comerica Capital Trust II,
Gtd Bond	6.576	02-20-37	BBB+	350	338,950
Cosan Finance Ltd.,
Gtd Bond (Brazil) (S)	7.000	02-01-17	BB	300	295,500
Liberty Mutual Group,
Gtd Jr Sub Bond (S)	7.800	03-15-37	BB+	405	394,862
SMFG Preferred Capital Ltd.,
Perpetual Bond (6.078% to
01-25-17 then variable) (Cayman
Islands) (S)	6.078	01-25-49	BBB	590	591,145

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

St. George Funding Co.,
Perpetual Bond (8.485% to
06-30-17 then variable)
(Australia) (S)	8.485	12-31-49	Baa1	870	910,137

Diversified Metals & Mining 0.25%					651,200

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	8.375	04-01-17	BB	130	140,562
Vedanta Resources Plc,
Sr Note (United Kingdom) (S)	6.625	02-22-10	BB	510	510,638

Electric Utilities 3.85%					10,011,262

Abu Dhabi National Energy Co.,
Bond (United Arab Emirates) (S)	6.500	10-27-36	A+	935	944,674
AES Eastern Energy LP,
Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	1,034	1,149,899
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	513	583,537
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BBB-	700	799,115
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB-	358	353,033
HQI Transelect Chile SA,
Sr Note (Chile)	7.875	04-15-11	BBB-	1,230	1,316,027
Indiantown Cogeneration LP
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	378	398,583
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB-	325	350,594
Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (S)	9.625	11-15-09	BBB	514	563,697
Pepco Holdings, Inc.,
Note	6.450	08-15-12	BBB-	565	591,220
PNPP II Funding Corp.,
Deb	9.120	05-30-16	BBB-	481	543,689
System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	729	712,879
TXU Corp.
Sec Bond	7.460	01-01-15	BB	545	555,923
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	1,111	1,148,392

Electrical Components & Equipment 0.38%					1,001,250

Freescale Semiconductor, Inc.,
Sr Note (S)	8.875	12-15-14	B	1,000	1,001,250

Electronic Equipment Manufacturers 0.31%					813,017

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB-	775	813,017

Gas Utilities 0.39%					1,027,016

KN Capital Trust I,
Gtd Cap Security Ser B	8.560	04-15-27	B-	445	457,460

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

Southern Union Co.,
Jr Sub Bond	7.200	11-01-66	BB	565	569,556

Health Care Equipment 0.09%					224,823

Hospira, Inc.,
Sr Note	6.050	03-30-17	BBB	225	224,823

Health Care Facilities 0.73%					1,913,376

Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	875	888,376
Sun Healthcare Group, Inc.,
Sr Sub Note (N)(S)	9.125	04-15-15	CCC+	1,000	1,025,000

Health Care Services 0.17%					431,200

Alliance Imaging, Inc.,
Sr Sub Note (L)	7.250	12-15-12	B-	440	431,200

Hotels, Resorts & Cruise Lines 0.41%					1,061,814

Hyatt Equities LLC,
Note (S)	6.875	06-15-07	BBB+	1,060	1,061,814

Industrial Machinery 0.18%					463,506

Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755	02-15-09	Baa2	457	463,506

Integrated Oil & Gas 0.76%					1,968,699

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	615	688,493
Petro-Canada,
Deb (Canada)	9.250	10-15-21	BBB	1,000	1,280,206

Integrated Telecommunication Services 1.67%					4,341,924

Axtel SAB de CV,
Sr Note (Mexico) (S)	7.625	02-01-17	BB-	520	512,200
Bellsouth Corp.,
Deb	6.300	12-15-15	A	999	1,030,026
Qwest Capital Funding, Inc.,
Gtd Note	7.000	08-03-09	B+	1,000	1,012,500
Sprint Capital Corp.,
Gtd Sr Note	6.900	05-01-19	BBB+	1,000	1,035,584
Telefonos de Mexico SA de CV,
Sr Note (Mexico)	5.500	01-27-15	BBB+	765	751,614

Investment Banking & Brokerage 0.58%					1,518,970

Goldman Sachs Group, Inc.,
Sub Note	6.450	05-01-36	A+	715	726,295
Mizuho Financial Group Cayman Ltd.,
Gtd Sub Bond (Cayman Islands)	8.375	12-29-49	A2	750	792,675

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

It Consulting & Other Services 0.15%					401,255

NCR Corp.,
Note	7.125	06-15-09	BBB-	390	401,255

Leisure Facilities 0.19%					502,800

TDS Investor Corp.,
Sr Note (S)	9.875	09-01-14	CCC+	480	502,800

Life & Health Insurance 0.48%					1,244,581

Lincoln National Corp.,
Jr Sub Bond	6.050	04-20-67	A-	250	244,302
Phoenix Cos., Inc. (The),
Bond	6.675	02-16-08	BBB	510	513,310
Provident Financing Trust I,
Gtd Cap Security (L)	7.405	03-15-38	B+	485	486,969

Managed Health Care 0.21%					540,000

HealthSouth Corp.,
Sr Note (P)(S)	11.354	06-15-14	CCC+	500	540,000

Marine 0.70%					1,815,500

CMA CGM SA,
Sr Note (France) (S)	7.250	02-01-13	BB+	700	710,500
Minerva Overseas Ltd.,
Gtd Note (Cayman Islands) (S)	9.500	02-01-17	B	680	688,500
Navios Maritime Holdings, Inc.,
Sr Note (Marshall Islands) (S)	9.500	12-15-14	B	400	416,500

Metal & Glass Containers 0.40%					1,033,750

Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	500	521,250
Vitro SA de CV,
Sr Note (Mexico) (S)	9.125	02-01-17	B	500	512,500

Movies & Entertainment 0.09%					224,175

Cinemark, Inc.,
Sr Disc Note (P)	9.750	03-15-14	CCC+	245	224,175

Multi-Line Insurance 0.85%					2,221,426

Genworth Financial, Inc.,
Jr Sub Bond	6.150	11-15-66	BBB+	430	423,543
Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	395	408,404
Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	885	945,504
Sul America Partecipacoes SA,
Bond (Brazil) (S)	8.625	02-15-12	B	430	443,975

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

Multi-Media 0.44%					1,152,441

News America Holdings,
Gtd Sr Deb	7.750	01-20-24	BBB	1,020	1,152,441

Multi-Utilities 1.03%					2,675,681

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	550	692,174
Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	500	530,000
Salton Sea Funding Corp.,
Sr Sec Note Ser C	7.840	05-30-10	BBB-	1,405	1,453,507

Office Services & Supplies 0.27%					701,100

Xerox Corp.,
Sr Note	6.750	02-01-17	BB+	670	701,100

Oil & Gas Drilling 0.12%					301,529

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (S)	5.326	08-01-13	BBB-	308	301,529

Oil & Gas Equipment & Services 0.13%					329,975

Allis-Chalmers Energy, Inc.,
Gtd Sr Note	8.500	03-01-17	B	335	329,975

Oil & Gas Refining & Marketing 0.50%					1,305,532

Enterprise Products Operations LP,
Gtd Sr Note Ser B	5.600	10-15-14	BBB-	1,000	997,716
Premcor Refining Group, Inc.,
Sr Note	9.500	02-01-13	BBB	285	307,816

Oil & Gas Storage & Transportation 1.26%					3,290,171

Energy Transfer Partners LP,
Gtd Sr Note	5.950	02-01-15	BBB-	960	973,549
Gtd Sr Note	6.625	10-15-36	BBB-	375	383,603
Markwest Energy Partners LP/Markwest Energy
Finance Corp.,
Gtd Sr Note	8.500	07-15-16	B	545	568,163
ONEOK Partners LP,
Note	6.650	10-01-36	BBB	505	518,856
Williams Partners LP,
Bond (S)	7.250	02-01-17	BB-	800	846,000

Paper Packaging 0.69%					1,786,976

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	276	293,250
Stone Container Corp.,
Sr Note (S)	8.000	03-15-17	CCC+	245	239,488
Sr Note	9.750	02-01-11	CCC+	245	251,738
Sr Note	8.375	07-01-12	CCC+	1,000	1,002,500

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

Paper Products 0.72%					1,865,463

Graphic Packaging International Corp.,
Sr Note	8.500	08-15-11	B-	445	462,800
Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	365	362,663
Verso Paper Holdings LLC,
Sr Sec Note (S)	9.125	08-01-14	B+	1,000	1,040,000

Property & Casualty Insurance 0.73%					1,895,021

Chubb Corp. (The)
Sub Note	6.375	03-29-67	BBB+	500	498,724
Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB-	750	803,739
Travelers Cos., Inc. (The),
Jr Sub Deb	6.250	03-15-37	BBB	600	592,558

Publishing 0.07%					174,888

Idearc, Inc.,
Sr Note (S)	8.000	11-15-16	B+	170	174,888

Real Estate Management & Development 1.06%					2,769,481

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	175	190,620
Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	505	514,168
Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	870	855,593
Shimao Property Holding Ltd.,
Gtd Sr Note (Cayman Islands) (S)	8.000	12-01-16	BB+	940	954,100
Ventas Realty LP/Capital Corp.,
Sr Note	6.625	10-15-14	BB+	250	255,000

Regional Banks 1.06%					2,748,760

NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	1,170	1,216,938
Sovereign Capital Trust VI,
Gtd Note	7.908	06-13-36	BB+	480	534,197
Suntrust Capital VIII,
Gtd Bond (6.100% to 12-15-36 then
variable)	6.100	12-01-66	A-	1,065	997,625

Soft Drinks 0.40%					1,039,000

Panamerican Beverages, Inc.,
Sr Note (Panama)	7.250	07-01-09	BBB+	1,000	1,039,000

Specialized Finance 1.97%					5,116,632

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	1,000	1,097,120
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	7.160	02-15-12	Baa2	500	505,026
Drummond Co., Inc.,
Sr Note (L)(S)	7.375	02-15-16	BB-	500	480,000

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	919	939,059
Graftech Finance, Inc.,
Gtd Sr Note	10.250	02-15-12	B-	482	506,100
JP Morgan Chase Capital,
Jr Sub Note Ser T	6.550	09-29-36	A-	790	784,761
USB Realty Corp.,
Perpetual Bond (6.091% to
01-15-12 then variable) (S)	6.091	12-15-49	A+	800	804,566

Specialty Chemicals 0.14%					370,800

American Pacific Corp.,
Sr Note (S)	9.000	02-01-15	B	360	370,800

Steel 0.65%					1,694,176

Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B-	615	633,450
Reliance Steel & Aluminum Co.,
Gtd Note (S)	6.850	11-15-36	BBB-	440	438,851
WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	625	621,875

Thrifts & Mortgage Finance 22.31%					58,066,865

Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.182	09-10-47	AAA	300	298,646
Mtg Pass Thru Ctf Ser 2006-4
Class A3A	5.600	07-10-46	AAA	1,250	1,272,150
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.882	03-20-36	AAA	1,092	1,103,106
Mtg Pass Thru Ctf Ser 2006-D
Class 6B2 (P)	5.959	05-20-36	AA	1,828	1,833,522
Bear Stearns Adjustable Rate Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B2 (P)	4.866	03-25-35	AA+	850	839,408
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3
Class B2 (P)	5.308	04-25-35	AA+	598	595,109
Mtg Pass Thru Ctf Ser 2006-1
Class 23A1 (P)	5.628	02-25-36	AAA	1,013	1,016,217
Mtg Pass Thru Ctf Ser 2006-4
Class 3B1	6.342	07-25-36	AA	2,527	2,558,048
Bear Stearns Commercial Mortgage Securities,
Inc.,
Mtg Pass Thru Ctf Ser 2006-PW14
Class D (P)	5.412	12-01-38	A	655	645,055
Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class 4A1	5.000	05-25-20	AAA	1,013	992,101

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A (P)	5.865	12-25-35	AAA	878	885,611
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	601	589,774
Citigroup/Deutsche Bank Commercial Mortgage
Securities,
Mtg Pass Thru Ctf Ser 2005-CD1
Class A4 (P)	5.226	07-15-44	AAA	620	619,495
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.226	07-15-44	AA	295	291,176
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5	8.100	08-15-25	AAA	102	105,152
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2004-24CB
Class 1A1	6.000	11-25-34	AAA	678	678,723
Mtg Pass Thru Ctf Ser 2005-6
Class 2A1	5.500	04-25-35	Aaa	588	573,760
Mtg Pass Thru Ctf Ser 2005-J1
Class 3A1	6.500	08-25-32	AAA	430	435,357
Mtg Pass Thru Ctf Ser 2006-11CB
Class 3A1	6.500	05-25-36	Aaa	3,734	3,778,219
Countrywide Home Loans Servicing LP,
Mtg Pass Thru Ctf Ser 2005-21
Class A1	5.500	10-25-35	Aaa	3,971	3,941,013
Crown Castle Towers, LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class G	6.795	11-15-36	Ba2	3,000	3,008,825
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1-M1
(S)	8.285	06-20-31	BB	340	347,762
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.222	12-25-34	AA	490	485,808
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.200	05-25-36	AA	1,549	1,571,439
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	495	487,070
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	460	459,936
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	4.639	08-25-34	AA	1,229	1,218,933
Mtg Pass Thru Ctf Ser 2006-4F
Class 6A1	6.500	05-25-36	AAA	4,379	4,460,321
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13
Class B1	5.296	01-25-35	AA	442	442,476
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.384	05-25-35	AA	522	521,907
Mtg Pass Thru Ctf Ser 2006-AR19
Class 1B1 (P)	6.425	08-25-36	AA	453	464,111
JP Morgan Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-S1
Class 1A4	6.000	12-25-35	AAA	4,241	4,260,592

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

JP Morgan Chase Commercial Mortgage Security
Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP4
Class B	5.129	10-15-42	Aa2	2,035	1,986,276
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S3
Class 2A2	5.500	01-25-21	AAA	981	976,391
Merrill Lynch Mortgage Investors Trust,
Mtg Pass Thru Ctf Ser 2006-AF1
Class MF1	6.101	08-25-36	AA	1,234	1,244,025
Merrill Lynch Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CKI1
Class A6 (P)	5.244	11-12-37	AAA	855	853,477
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7
Class A4 (P)	5.204	11-14-42	AAA	840	835,783
Mtg Pass Thru Ctf Ser 2006-IQ12
Class E	5.538	12-15-43	A+	640	636,803
Nomura Asset Acceptance Corp.,
Mtg Pass Thru Ctf Ser 2006-AF1
Class CB1	6.540	06-25-36	AA	1,000	1,027,518
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.355	05-25-35	AA	420	413,271
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	5.992	12-25-35	AAA	3,751	3,777,618
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class C (S)	5.731	11-15-35	A2	200	202,376
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	225	227,279
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	200	202,328
Sub Bond Ser 2006-1A Class H (S)	7.389	11-15-36	Ba3	365	367,327
Sub Bond Ser 2006-1A Class J (S)	7.825	11-15-36	B1	220	221,386
Sovereign Capital Trust I,
Gtd Cap Security	9.000	04-01-27	BB+	1,000	1,034,604
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	587	594,007
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4
Class B1 (P)	4.672	04-25-35	AA	1,513	1,472,239
Mtg Pass Thru Ctf Ser 2007-1
Class B1	6.205	02-25-37	AA	582	583,859
Wells Fargo Mortgage Backed Securites Trust,
Mtg Pass Thru Ctf Ser 2004-7
Class 2A2	5.000	07-25-19	AAA	641	629,476

Tobacco 0.50%					1,289,851

Alliance One International, Inc.,
Gtd Sr Note (S)	8.500	05-15-12	B	240	241,941
Reynolds American, Inc.,
Gtd Sr Sec Note	7.250	06-01-13	BB	1,000	1,047,910

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

Wireless Telecommunication Services 1.54%					4,000,106

America Movil SA de CV,
Sr Note (Mexico)	5.750	01-15-15	BBB+	1,275	1,279,630
Citizens Communications Co.,
Sr Note	6.250	01-15-13	BB+	460	456,550
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	1,340	1,334,777
Mobile Telesystems Finance SA,
Gtd Sr Note (Luxembourg) (S)	9.750	01-30-08	BB-	400	412,000
Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	BBB+	500	517,149

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 3.44%					$8,957,935
(Cost $9,018,146)

Agricultural Products 0.41%					1,077,735

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)			BB+	12,500	1,077,735
Broadcasting & Cable TV 0.39%					1,006,800

CBS Corp., 7.250%			BBB	40,000	1,006,800
Diversified Banks 0.54%					1,399,200

Bank One Capital Trust VI, 7.20%			A-	55,000	1,399,200
Diversified Metals & Mining 0.41%					1,069,100

Freeport McMoRan Copper & Gold, Inc., 6.75%,
Conv			B+	10,000	1,069,100
Integrated Telecommunication Services 0.38%					998,800

Telephone & Data Systems, Inc., 7.60%, Ser A			BBB-	40,000	998,800
Multi-Utilities 0.39%					1,017,200

Dominion CNG Capital Trust I, 7.80%			BB+	40,000	1,017,200
Real Estate Management & Development 0.92%					2,389,100

Apartment Investment & Management Co., 8.00%,
Ser T			B+	55,000	1,395,900
Public Storage, Inc., 6.50%, Depositary Shares,
Ser W			BBB+	40,000	993,200

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

			Credit	Par value
Issuer, description, maturity date			rating (A)	($000)	Value

Tranche loans 0.08%					$200,993
(Cost $199,496)

Education Services 0.08%					200,993

Riverdeep Interactive Learning Ltd.,
Tranche B, 11-28-13			B	$199	200,993

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

U.S. government and agencies securities 34.37%					$89,427,966
(Cost $89,037,368)

Government U.S. Agency 34.37%					89,427,966

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	17	17,944
30 Yr Adj Rate Pass Thru Ctf (P)	5.159	11-01-35	AAA	2,125	2,089,771
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	2,117	2,134,110
30 Yr Pass Thru Ctf	5.500	04-01-33	AAA	1,688	1,674,189
CMO REMIC 2978-CL	5.500	01-15-31	AAA	2,695	2,696,525
CMO REMIC 3153-NE	5.500	05-15-34	AAA	1,335	1,327,692
CMO REMIC 3154-PM	5.500	05-15-34	AAA	1,145	1,132,700
CMO REMIC 3184-PD	5.500	07-15-34	AAA	3,885	3,852,600
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	20	20,077
15 Yr Pass Thru Ctf	7.000	09-01-12	AAA	3	3,027
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	38	39,257
15 Yr Pass Thru Ctf	6.000	05-01-21	AAA	855	869,615
30 Yr Adj Rate Pass Thru Ctf (P)	5.321	11-01-35	AAA	3,670	3,655,176
30 Yr Adj Rate Pass Thru Ctf (P)	5.500	03-01-37	AAA	4,995	4,942,035
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	435	443,445
30 Yr Pass Thru Ctf	6.000	05-01-35	AAA	3,392	3,417,073
30 Yr Pass Thru Ctf	6.000	08-01-35	AAA	2,945	2,968,687
30 Yr Pass Thru Ctf	6.000	04-01-36	AAA	1,854	1,868,207
30 Yr Pass Thru Ctf	6.000	06-01-36	AAA	3,701	3,728,335
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	13,687	13,789,105
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	16,874	16,999,561
30 Yr Pass Thru Ctf	6.000	11-01-36	AAA	2,457	2,474,930
30 Yr Pass Thru Ctf	5.500	04-01-35	AAA	2,044	2,025,824
30 Yr Pass Thru Ctf	5.500	11-01-35	AAA	1,917	1,898,502
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	2,432	2,408,904
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	4,611	4,567,435
30 Yr Pass Thru Ctf	5.500	03-01-37	AAA	4,005	3,962,906
CMO REMIC 2006-57-PD	5.500	01-25-35	AAA	1,505	1,488,811
CMO REMIC 2006-67-PD	5.500	12-25-34	AAA	1,230	1,216,630
Note	6.000	05-30-25	AAA	1,720	1,691,347
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	4	4,909
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	4	4,691
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	13	13,946

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)
	Interest	Credit	Par value
Issuer, description, maturity date	rate (%)	Rating (A)	($000)	Value
Short-term investments 1.41%				$3,682,000
(Cost $3,681,006)

Government U.S. Agency 1.38%				3,600,000

Federal Home Loan Bank ,
Disc Note 4-2-07		AAA	3,600	3,600,000
Joint Repurchase Agreement 0.03%				82,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley — Dated
3-30-07, due 4-2-07 (Secured by U.S. Treasury
Inflation Indexed Note 1.625%, due 1-15-15).
Maturity value: $82,035	5.150		82	82,000

Total investments (Cost $259,425,388) 100.00%				$260,220,161

John Hancock
Income Securities Trust

Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of March 31, 2007.

(N) These securities having an aggregate value of $1,484,724, or 0.57% of the Fund's total investments, have been purchased on a when-issued basis. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitments. Accordingly, the market value of $1,513,896 of Federal National Mortgage Assn., 6.000%, 09-01-36, has been segregated to cover the when-issued commitments.

(P) Represents rate in effect on March 31, 2007.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $40,843,987 or 15.70% of the Fund's total investments as of March 31, 2007.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $259,425,388. Gross unrealized appreciation and depreciation of investments aggregated $3,056,754 and $2,261,981, respectively, resulting in net unrealized appreciation of $794,773.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: JHS

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

P60Q1 3/07
5/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 24, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: May 24, 2007